Commitments and Contingencies - Additional Information (Details) - USD ($)					12 Months Ended
	Dec. 31, 2023		Nov. 15, 2023	Mar. 20, 2023	Dec. 31, 2023	Sep. 30, 2024	[1]	Dec. 31, 2022
Other Commitments [Line Items]
Common stock subscribed but not issued value	$ 958	[1]			$ 958 [1]	$ 2,144		$ 27,580
GIGCAPITAL5, INC
Other Commitments [Line Items]
Underwriting discount per public unit paid in cash					$ 0.20
Deferred underwriting commissions per public unit					$ 0.40
Aggregate deferred underwriting commissions	$ 9,200,000				$ 9,200,000
GIGCAPITAL5, INC | Wells Fargo Securities LLC
Other Commitments [Line Items]
Deferred underwriting fee waiver amount				$ 6,440,000
GIGCAPITAL5, INC | Over-Allotment Option
Other Commitments [Line Items]
Underwriters option period					45 days
Option to purchase additional public units to cover over-allotments					3,000,000
Over-allotment option, exercise date					Sep. 28, 2021
Definitive Stock Subscription Agreement | GIGCAPITAL5, INC
Other Commitments [Line Items]
Common stock shares of the company issuable that will represent the total shareholding of the investee in the combined company (in shares)	1,400,000				1,400,000
Estimated gross proceeds from stock issuance	$ 3,500,000
November Two Thousand And Twenty Three Stock Subscription Agreements | November Two Thousand And Twenty Three Non Redemption Agreement | GIGCAPITAL5, INC | GIG Five Capital
Other Commitments [Line Items]
Common stock shares subscribed but not issued of the combined company (in shares)	1,200,000				1,200,000
Number of shares non redeemable per investor (in shares)	400,000				400,000
Per share amount to be deduced from redemption price (in dollars per share)	$ 2.50				$ 2.50
Standby Equity Purchase Agreement | Prepaid Advance In The Form Of Promissory Note | GIGCAPITAL5, INC | QTI Holdings
Other Commitments [Line Items]
Debt instrument face value			$ 10,000,000
Standby Equity Purchase Agreement | Yorkville | GIGCAPITAL5, INC | QTI Holdings
Other Commitments [Line Items]
Common stock subscribed but not issued value			$ 50,000,000
Period post business combination during which the stock may be issued			36 months
Number of shares issuable in the aggregate represent the aggregate shares post business combination (in shares)			1,000,000

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).